NOTE PAYABLE PARENT COMPANY	9 Months Ended
Sep. 30, 2011
Note Payable Parent Company
NOTE PAYABLE - PARENT COMPANY
NOTE 9 – NOTE PAYABLE – PARENT COMPANY

On July 18, 2011, the Company borrowed $2,000,000 from its Parent Company, Continental Resources Group, Inc. (“Continental”) and issued them an unsecured 6% promissory note.  The note matures six months from the date of issuance. On July 18, 2011, the Company advanced the $2,000,000 in connection with the acquisition of Relief Canyon Mine. As of September 30, 2011, accrued interest on this note payable amounted to $25,000.